Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In 2022, the SEC adopted rules requiring us to disclose information that compares our NEO compensation to our prescribed financial performance measures. The table below sets forth our pay versus performance disclosure in accordance with Item 402(v) of Regulation S-K.

			Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year(a)	Summary Compensation Table Total for PEO ($)(b)	Compensation Actually Paid to PEO ($)(c)	Compensation Table Total for Non-PEO NEOs ($)(d)	Compensation Actually Paid to Non-PEO NEOs ($)(e)	RRX TSR ($)(f)	S&P 400 Industrials Index TSR ($)(g)	Net Income ($ in millions)(h)	Adjusted EPS ($)(i)
2023	11,805,489	13,704,600	2,960,510	3,233,320	189.28	174.04	138.8	9.15
2022	8,644,999	(1,518,528)	2,177,056	299,495	151.96	132.42	488.9	10.75
2021	7,401,555	19,141,375	1,882,286	4,227,764	213.28	149.62	209.9	8.59
2020	6,402,153	12,436,776	1,639,005	1,682,669	145.52	116.49	189.3	4.92

(a)	This statement includes four years (2020, 2021, 2022 and 2023) rather than five because this is a transition year for the new regulation.

(b)	The principal executive officer (“PEO”) is Louis V. Pinkham for all years shown.

(c)	Compensation actually paid (“CAP”) to our PEO reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below.

Year	2020	2021	2022	2023
SCT Total Compensation ($)	6,402,153	7,401,555	8,644,999	11,805,489
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(3,830,534)	(4,226,987)	(5,846,486)	(8,364,427)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	6,701,653	8,303,585	3,906,965	6,245,153
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	3,163,504	6,844,214	(5,742,851)	1,434,379
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	156,536	—	—
Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	—	662,472	(2,375,482)	2,911,682
Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	—	—	(105,673)	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—
Compensation Actually Paid ($)	12,436,776	19,141,375	(1,518,528)	13,704,600

(d)	The following are included in the average figures shown:
2020: Mr. Rehard, Mr. Schlemmer, Mr. Valentyn, Mr. Kunze, Mr. Morton.
2021: Mr. Rehard, Mr. Valentyn, Mr. Kunze, Mr. Morton.
2022: Mr. Rehard, Mr. Zaba, Mr. Morton, Mr. Valentyn.
2023: Mr. Rehard, Mr. Zaba, Mr. Morton, Mr. Valentyn.

71

(e)	Compensation actually paid (CAP) to our non-PEO NEOs reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates.

Year	2020	2021	2022	2023
Non-PEO NEOs	See column (d) note above	See column (d) note above	See column (d) note above	See column (d) note above
SCT Total Compensation ($)	1,639,005	1,882,286	2,177,056	2,960,510
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(537,264)	(840,292)	(1,122,664)	(1,792,882)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	939,965	1,568,075	760,195	1,338,630
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	563,623	1,349,327	(1,088,918)	333,338
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	62,160	—	0
Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	(18,097)	229,193	(412,434)	449,437
Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	(831,941)	(22,985)	(13,740)	0
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(122,408)	—	—	(7,140)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	49,786	—	—	—
Compensation Actually Paid ($)	1,682,669	4,227,764	299,495	3,233,320

(f)	Represents our total shareholder return (TSR) for the measurement periods ending December 31 of each of 2020, 2021, 2022 and 2023, respectively.
(g)	Represents the TSR of the S&P 400 Industrials Index for the measurement periods ending on December 31 of each of 2020, 2021, 2022 and 2023, respectively.
(h)	Reflects “Net Income” in the Company’s audited financial statement included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2020, 2021, 2022 and 2023.
(i)	Company-selected measure is adjusted earnings per share, defined as earnings per share adjusted for restructuring and related costs, transaction and related costs, goodwill impairment, inventory step-up adjustment, intangible amortization, share-based compensation expense, gain on sale of assets, impairments and exist related costs and discrete tax items, calculated as set forth in our earnings release for the fiscal year ended December 31, 2023.

Company Selected Measure Name		adjusted earnings per share
Named Executive Officers, Footnote [Text Block]

(b)	The principal executive officer (“PEO”) is Louis V. Pinkham for all years shown.

(d)	The following are included in the average figures shown:
2020: Mr. Rehard, Mr. Schlemmer, Mr. Valentyn, Mr. Kunze, Mr. Morton.
2021: Mr. Rehard, Mr. Valentyn, Mr. Kunze, Mr. Morton.
2022: Mr. Rehard, Mr. Zaba, Mr. Morton, Mr. Valentyn.
2023: Mr. Rehard, Mr. Zaba, Mr. Morton, Mr. Valentyn.

PEO Total Compensation Amount	[1],[2]	$ 11,805,489	$ 8,644,999	$ 7,401,555	$ 6,402,153
PEO Actually Paid Compensation Amount	[2],[3]	$ 13,704,600	(1,518,528)	19,141,375	12,436,776
Adjustment To PEO Compensation, Footnote [Text Block]

Year	2020	2021	2022	2023
SCT Total Compensation ($)	6,402,153	7,401,555	8,644,999	11,805,489
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(3,830,534)	(4,226,987)	(5,846,486)	(8,364,427)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	6,701,653	8,303,585	3,906,965	6,245,153
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	3,163,504	6,844,214	(5,742,851)	1,434,379
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	156,536	—	—
Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	—	662,472	(2,375,482)	2,911,682
Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	—	—	(105,673)	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—
Compensation Actually Paid ($)	12,436,776	19,141,375	(1,518,528)	13,704,600

Non-PEO NEO Average Total Compensation Amount	[2],[4]	$ 2,960,510	2,177,056	1,882,286	1,639,005
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[5]	$ 3,233,320	299,495	4,227,764	1,682,669
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	2020	2021	2022	2023
Non-PEO NEOs	See column (d) note above	See column (d) note above	See column (d) note above	See column (d) note above
SCT Total Compensation ($)	1,639,005	1,882,286	2,177,056	2,960,510
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(537,264)	(840,292)	(1,122,664)	(1,792,882)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	939,965	1,568,075	760,195	1,338,630
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	563,623	1,349,327	(1,088,918)	333,338
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	62,160	—	0
Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	(18,097)	229,193	(412,434)	449,437
Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	(831,941)	(22,985)	(13,740)	0
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(122,408)	—	—	(7,140)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	49,786	—	—	—
Compensation Actually Paid ($)	1,682,669	4,227,764	299,495	3,233,320

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Below are graphs showing the relationship of “compensation actually paid” to our PEO and non-PEO NEOs in 2020, 2021, 2022 and 2023, to (1) our TSR and the TSR of the S&P 400 Industrials Index, (2) our net income and (3) our adjusted earnings per share.

Compensation Actually Paid vs. Net Income [Text Block]

Below are graphs showing the relationship of “compensation actually paid” to our PEO and non-PEO NEOs in 2020, 2021, 2022 and 2023, to (1) our TSR and the TSR of the S&P 400 Industrials Index, (2) our net income and (3) our adjusted earnings per share.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Below are graphs showing the relationship of “compensation actually paid” to our PEO and non-PEO NEOs in 2020, 2021, 2022 and 2023, to (1) our TSR and the TSR of the S&P 400 Industrials Index, (2) our net income and (3) our adjusted earnings per share.

Total Shareholder Return Vs Peer Group [Text Block]

Below are graphs showing the relationship of “compensation actually paid” to our PEO and non-PEO NEOs in 2020, 2021, 2022 and 2023, to (1) our TSR and the TSR of the S&P 400 Industrials Index, (2) our net income and (3) our adjusted earnings per share.

Tabular List [Table Text Block]

The four performance measures listed below represent the most important metrics we used to link CAP to financial performance for 2023 as further described in our Compensation Discussion and Analysis.

Most Important Performance Measures
1.	Adjusted Earnings Per Share
2.	Free Cash Flow
3.	Total Shareholder Return
4.	Return on Invested Capital

Total Shareholder Return Amount	[2],[6]	$ 189.28	151.96	213.28	145.52
Peer Group Total Shareholder Return Amount	[2],[7]	174.04	132.42	149.62	116.49
Net Income (Loss) Attributable to Parent	[2],[8]	$ 138,800,000	$ 488,900,000	$ 209,900,000	$ 189,300,000
Company Selected Measure Amount | $ / shares	[2],[9]	9.15	10.75	8.59	4.92
PEO Name		Louis V. Pinkham	Louis V. Pinkham	Louis V. Pinkham	Louis V. Pinkham
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Return on Invested Capital
PEO [Member] | Less: Stock and Option Award Values Reported in SCT for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (8,364,427)	$ (5,846,486)	$ (4,226,987)	$ (3,830,534)
PEO [Member] | Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,245,153	3,906,965	8,303,585	6,701,653
PEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,434,379	(5,742,851)	6,844,214	3,163,504
PEO [Member] | Fair Value as of Vesting Date for Awards Granted that Vested in Same Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				156,536
PEO [Member] | Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,911,682	(2,375,482)	662,472
PEO [Member] | Less: Fair Value of Stock and Option Awards Forfeited during the covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(105,673)
PEO [Member] | Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Less: Stock and Option Award Values Reported in SCT for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,792,882)	(1,122,664)	(840,292)	(537,264)
Non-PEO NEO [Member] | Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,338,630	760,195	1,568,075	939,965
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		333,338	(1,088,918)	1,349,327	563,623
Non-PEO NEO [Member] | Fair Value as of Vesting Date for Awards Granted that Vested in Same Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		62,160
Non-PEO NEO [Member] | Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		449,437	(412,434)	229,193	(18,097)
Non-PEO NEO [Member] | Less: Fair Value of Stock and Option Awards Forfeited during the covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(13,740)	(22,985)	(831,941)
Non-PEO NEO [Member] | Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,140)			(122,408)
Non-PEO NEO [Member] | Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ 49,786

[1]	The principal executive officer (“PEO”) is Louis V. Pinkham for all years shown.
[2]	This statement includes four years (2020, 2021, 2022 and 2023) rather than five because this is a transition year for the new regulation.
[3]	Compensation actually paid (“CAP”) to our PEO reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below.
[4]	The following are included in the average figures shown:

2020: Mr. Rehard, Mr. Schlemmer, Mr. Valentyn, Mr. Kunze, Mr. Morton.

2021: Mr. Rehard, Mr. Valentyn, Mr. Kunze, Mr. Morton.

2022: Mr. Rehard, Mr. Zaba, Mr. Morton, Mr. Valentyn.

2023: Mr. Rehard, Mr. Zaba, Mr. Morton, Mr. Valentyn.

[5]	Compensation actually paid (CAP) to our non-PEO NEOs reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates.
[6]	Represents our total shareholder return (TSR) for the measurement periods ending December 31 of each of 2020, 2021, 2022 and 2023, respectively.
[7]	Represents the TSR of the S&P 400 Industrials Index for the measurement periods ending on December 31 of each of 2020, 2021, 2022 and 2023, respectively.
[8]	Reflects “Net Income” in the Company’s audited financial statement included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2020, 2021, 2022 and 2023.
[9]	Company-selected measure is adjusted earnings per share, defined as earnings per share adjusted for restructuring and related costs, transaction and related costs, goodwill impairment, inventory step-up adjustment, intangible amortization, share-based compensation expense, gain on sale of assets, impairments and exist related costs and discrete tax items, calculated as set forth in our earnings release for the fiscal year ended December 31, 2023.